Consolidated Statements of Operations and Comprehensive Loss		12 Months Ended
		Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 SGD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares [1]
Income Statement [Abstract]
Revenue		$ 3,711,693	$ 4,772,866	$ 3,104,324	$ 2,879,645
Cost of revenue		(2,348,518)	(3,019,959)	(2,210,508)	(1,460,778)
Gross profit		1,363,175	1,752,907	893,816	1,418,867
Selling and distribution expenses		(388,595)	(499,694)	(786,428)	(704,128)
Research and development expenses					(7,000)
General and administrative expenses		(1,740,099)	(2,237,593)	(976,411)	(754,802)
Total operating expenses		(2,128,694)	(2,737,287)	(1,762,839)	(1,465,930)
Loss from operations		(765,519)	(984,380)	(869,023)	(47,063)
Other income (expenses)
Other income		21,441	27,571	30,828	52,375
Interest expense		(40,486)	(52,061)	(41,952)
Total other income (expenses)		(19,045)	(24,490)	(11,124)	52,375
Income/ (Loss) before income tax		(784,564)	(1,008,870)	(880,147)	5,312
Income tax expense		(48,247)	(62,041)	(132,679)	(200,107)
Net loss		(832,811)	(1,070,911)	(1,012,826)	(194,795)
Other comprehensive loss, net of tax
Currency translation differences arising from consolidation		26,626	34,238	(5,717)	6,421
Net comprehensive loss		$ (806,185)	$ (1,036,673)	$ (1,018,543)	$ (188,374)
Net loss per share attributable to ordinary shareholders
Basic | (per share)		$ (0.05)	$ (0.06)	$ (0.06)	$ (0.01)
Diluted | (per share)		$ (0.05)	$ (0.06)	$ (0.06)	$ (0.01)
Weighted average number of ordinary shares used in computing net loss per share
Basic	[2]	18,110,952	18,110,952	17,500,000	17,500,000
Diluted	[2]	18,110,952	18,110,952	17,500,000	17,500,000

[1]	Comparative amounts of S$326,747 was reclassified from general and administrative expenses to selling and distribution expenses for consistency. Since the amounts were reclassification within operating expenses, the reclassification did not have any effect on the net loss.
[2]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 1.